February 19, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Calamos Global Total Return Fund (File Nos. 333-251787, 811-21547)

Ladies and Gentleman:

On behalf of the Trust, we are filing today, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, by electronic submission via EDGAR, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Amendment”). This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission, filing exhibits, completing certain open information and making certain other non-material changes. This Amendment has been marked to indicate changes made from the Trust’s initial Registration Statement on Form N-2, filed on December 29, 2020.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees in the amount of $7,738.81 to register $70,933,153 of common shares. The $7,738.81 amount was previously paid. This registration statement carries forward $69,933,153 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No.333-224205) effective June 27, 2018 (the “Prior Registration Statement”) and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”). In addition to the Unsold Shares, the Registrant has registered an additional $1,000,000 of shares of beneficial interest in its initial filing on Form N-2 on December 29, 2020 for a proposed maximum aggregated offering price of $70,933,153.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105.

Very truly yours,

/s/ Tammie Lee
Tammie Lee

cc:	J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP